Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Present value of unfunded obligation	$ 13,545	$ 12,033
Total	$ 13,545	$ 12,033